CONTRACTUAL COMMITMENTS AND GUARANTEES (Tables)	12 Months Ended
Dec. 31, 2021
CONTRACTUAL COMMITMENTS AND GUARANTEES
Schedule Of Maturity Analysis Contractual Commitments

Year
2022	2,248,234
2023	943,935
2024	220,441
2025	171,495
2026	143,107
2027 onwards	471,528
Total	4,198,740

Schedule of guarantees for several commitments

On December 31, 2021, the Company had guarantees for several commitments with ANATEL, suppliers and legal proceedings:

Insurance and letters of guarantee – Legal proceedings (Note 20)	20,298,486
Insurance guarantee - 5G licences (Note 21)	4,355,976
Judicial deposits and garnishments (Note 10)	2,831,178
Insurance and letters of guarantee - ANATEL	1,661,081
Insurance and letters of guarantee -Suppliers	221,182
Property and equipment (Note 13.f)	78,631
Blocked financial investments - Legal proceedings (Note 20)	37,238
Total	29,483,772